Investments in Bonds (Tables)	12 Months Ended
Dec. 31, 2015
Investments In Mortgage Revenue Bonds [Abstract]
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]

The following tables present information regarding the mortgage revenue bonds owned by the Partnership as of December 31, 2015 and 2014:

	December 31, 2015
Description of Mortgage Revenue Bonds Held in Trust	Cost Adjusted for Paydowns	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Arbors at Hickory Ridge (3)	$11,565,657	$1,767,508	$-	$13,333,165
Ashley Square (1)	5,099,000	508,163	-	5,607,163
Avistar at Chase Hill - Series A (3)	9,935,552	1,133,024	-	11,068,576
Avistar at the Crest - Series A (3)	9,637,485	1,301,224	-	10,938,709
Avistar at the Oaks - Series A (3)	7,777,936	840,159	-	8,618,095
Avistar at the Parkway - Series A (4)	13,300,000	330,251	-	13,630,251
Avistar in 09 - Series A (3)	6,715,948	725,445	-	7,441,393
Avistar on the Boulevard - Series A (3)	16,418,497	1,872,323	-	18,290,820
Avistar on the Hills - Series A (3)	5,373,756	693,096	-	6,066,852
Bella Vista (1)	6,430,000	766,135	-	7,196,135
Bridle Ridge (1)	7,595,000	817,222	-	8,412,222
Brookstone (1)	7,468,668	1,436,203	-	8,904,871
Bruton Apartments (2)	18,145,000	1,901,839	-	20,046,839
Columbia Gardens (2)	15,224,597	-	-	15,224,597
Concord at Gulfgate - Series A (2)	17,060,000	852,612	-	17,912,612
Concord at Little York - Series A (2)	12,480,000	688,441	-	13,168,441
Concord at Williamcrest - Series A (2)	18,020,000	1,182,543	-	19,202,543
Copper Gate Apartments (3)	5,185,000	616,341	-	5,801,341
Cross Creek (1)	6,101,605	2,932,689	-	9,034,294
Decatur Angle (2)	23,000,000	1,582,083	-	24,582,083
Glenview Apartments - Series A (4)	4,670,000	210,572	-	4,880,572
Greens Property - Series A (3)	8,294,000	1,138,270	-	9,432,270
Harden Ranch - Series A (3)	6,960,000	668,981	-	7,628,981
Heritage Square - Series A (4)	11,185,000	273,488	-	11,458,488
Lake Forest (1)	8,766,000	1,177,745	-	9,943,745
Live 929 Apartments (2)	40,801,557	5,829,855	-	46,631,412
Montclair Apartments - Series A (4)	2,530,000	114,079	-	2,644,079
Pro Nova 2014-1 and 2014-2 (2)	19,379,489	1,182,900	-	20,562,389
Ohio Properties - Series A (1)	14,311,000	2,690,867	-	17,001,867
Renaissance - Series A (4)	11,450,959	1,233,077	-	12,684,036
Runnymede (1)	10,350,000	1,600,938	-	11,950,938
Santa Fe Apartments - Series A (4)	3,065,000	154,067	-	3,219,067
Silver Moon - Series A (4)	7,983,811	1,246,349	-	9,230,160
Southpark (1)	11,799,874	3,990,882	-	15,790,756
The Palms at Premier Park Apartments (3)	20,001,272	2,505,091	-	22,506,363
Tyler Park Townhomes - Series A (3)	6,075,000	487,209	-	6,562,209
Vantage at Harlingen - Series B (4)	24,575,000	1,765,139	-	26,340,139
Vantage at Judson -Series B (4)	26,540,000	2,613,606	-	29,153,606
Westside Village Market - Series A (3)	3,970,000	202,340	-	4,172,340
Willow Run (2)	15,224,591	-	-	15,224,591
Woodlynn Village (1)	4,351,000	466,471	-	4,817,471
Mortgage revenue bonds held in trust	$484,817,254	$51,499,227	$-	$536,316,481

(1) Bonds owned by ATAX TEBS I, LLC, see Note 12

(2) Bond held by Deutsche Bank in a secured financing transaction, see Note 12

(3) Bonds owned by ATAX TEBS II, LLC, see Note 12

(4) Bonds owned by ATAX TEBS III, LLC, see Note 12

	December 31, 2015
Description of Mortgage Revenue Bonds	Cost Adjusted for Paydowns	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Avistar at Chase Hill - Series B	$961,981	$109,878	$-	$1,071,859
Avistar at the Crest - Series B	756,626	86,428	-	843,054
Avistar at the Oaks - Series B	553,244	63,533	-	616,777
Avistar at the Parkway - Series B	125,000	-	(979)	124,021
Avistar in 09 - Series B	456,376	52,409	-	508,785
Avistar on the Boulevard - Series B	449,589	51,356	-	500,945
Concord at Gulfgate - Series B	2,125,000	76,802	-	2,201,802
Concord at Little York - Series B	960,000	-	(6,711)	953,289
Concord at Williamcrest - Series B	2,800,000	-	(19,573)	2,780,427
Crossing at 1415	7,925,000	214,091	-	8,139,091
Glenview Apartments - Series B	2,053,000	-	(7,329)	2,045,671
Greens Property - Series B	943,214	142,442	-	1,085,656
Heights at 515	6,945,000	185,268	-	7,130,268
Heritage Square - Series B	520,000	6,185	-	526,185
Montclair Apartments - Series B	928,000	-	(2,506)	925,494
Ohio Properties - Series B	3,562,190	514,997	-	4,077,187
Santa Fe Apartments - Series B	1,671,000	-	(5,965)	1,665,035
Seasons at Simi Valley	6,320,000	404,110	-	6,724,110
Sycamore Walk	5,447,000	-	-	5,447,000
Mortgage revenue bonds	$45,502,220	$1,907,499	$(43,063)	$47,366,656

	December 31, 2014
Description of Mortgage Revenue Bonds Held in Trust	Cost Adjusted for Paydowns	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Arbors at Hickory Ridge (3)	$11,570,933	$1,792,303	$-	$13,363,236
Ashley Square (1)	5,159,000	486,559	-	5,645,559
Avistar at Chase Hill - Series A (3)	10,000,000	1,196,800	-	11,196,800
Avistar at the Crest - Series A (3)	9,700,000	1,419,692	-	11,119,692
Avistar at the Oaks - Series A (3)	7,800,000	869,622	-	8,669,622
Avistar in 09 - Series A (3)	6,735,000	750,885	-	7,485,885
Avistar on the Boulevard - Series A (3)	16,525,000	2,418,599	-	18,943,599
Avistar on the Hills - Series A (3)	5,389,000	743,520	-	6,132,520
Bella Vista (1)	6,490,000	625,571	-	7,115,571
Bridle Ridge (1)	7,655,000	659,249	-	8,314,249
Brookstone (1)	7,468,888	1,360,589	-	8,829,477
Bruton Apartments (2)	18,145,000	1,455,955	-	19,600,955
Copper Gate Apartments (3)	5,220,000	563,656	-	5,783,656
Cross Creek (1)	6,074,817	2,542,262	-	8,617,079
Decatur Angle (2)	23,000,000	919,540	-	23,919,540
Greens Property - Series A (3)	8,366,000	1,005,119	-	9,371,119
Harden Ranch - Series A (3)	6,960,000	511,421	-	7,471,421
Lake Forest (1)	8,886,000	1,003,614	-	9,889,614
Live 929 Apartments (2)	40,895,739	3,797,745	-	44,693,484
Pro Nova 2014-1 and 2014-2 (2)	20,095,169	1,043,431	-	21,138,600
Ohio Properties - Series A (1)	14,407,000	2,444,034	-	16,851,034
Runnymede (1)	10,440,000	1,385,910	-	11,825,910
Southpark (1)	11,842,206	3,743,692	-	15,585,898
The Palms at Premier Park Apartments (3)	20,152,000	2,680,619	-	22,832,619
The Suites on Paseo (2)	35,450,000	3,193,691	-	38,643,691
Tyler Park Apartments - Series A (3)	6,075,000	345,060	-	6,420,060
Westside Village Market - Series A (3)	3,970,000	225,496	-	4,195,496
Woodlynn Village (1)	4,390,000	376,706	-	4,766,706
Mortgage revenue bonds held in trust	$338,861,752	$39,561,340	$-	$378,423,092

(1) Bonds owned by ATAX TEBS I, LLC, see Note 12

(2) Bond held by Deutsche Bank in a secured financing transaction, see Note 12

(3) Bonds owned by ATAX TEBS II, LLC, see Note 12

	December 31, 2014
Description of Mortgage Revenue Bonds	Cost Adjusted for Paydowns	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Avistar at Chase Hill - Series B	$965,000	$144,769	$-	$1,109,769
Avistar at the Crest - Series B	759,000	124,286	-	883,286
Avistar at the Oaks - Series B	554,000	54,325	-	608,325
Avistar in 09 - Series B	457,000	50,608	-	507,608
Avistar on the Boulevard - Series B	451,000	73,851	-	524,851
Greens Property - Series B	945,638	376,203	-	1,321,841
Glenview Apartments	6,723,000	-	-	6,723,000
Harden Ranch - Series B	2,340,000	-	(1,501)	2,338,499
Heritage Square	11,705,000	1,109,125	-	12,814,125
Montclair Apartments	3,458,000	-	-	3,458,000
Ohio Properties - Series B	3,573,430	668,542	-	4,241,972
Renaissance	12,675,000	1,055,807	-	13,730,807
Santa Fe Apartments	4,736,000	-	-	4,736,000
Tyler Park - Series B	2,025,000	-	(17,395)	2,007,605
Vantage at Harlingen	6,692,000	707,813	-	7,399,813
Vantage at Judson	6,049,000	717,230	-	6,766,230
Westside Village - Series B	1,430,000	-	(686)	1,429,314
Mortgage revenue bonds	$65,538,068	$5,082,559	$(19,582)	$70,601,045

Investments Classified by Contractual Maturity Date [Table Text Block]

The following tables represent a description of certain terms of the mortgage revenue bonds owned by the Partnership as of December 31, 2015 and 2014:

Property Name	Year Acquired	Location	Maturity Date	Base Interest Rate	Principal Outstanding at December 31, 2015
Arbors at Hickory Ridge (3)	2012	Memphis, TN	12/1/2049	6.25%	$11,450,000
Ashley Square (1)	1999	Des Moines, IA	12/1/2025	6.25%	5,099,000
Avistar on the Boulevard - Series A (3)	2013	San Antonio, TX	3/1/2050	6.00%	16,418,497
Avistar at Chase Hill - Series A (3)	2013	San Antonio, TX	3/1/2050	6.00%	9,935,552
Avistar at the Crest - Series A (3)	2013	San Antonio, TX	3/1/2050	6.00%	9,637,485
Avistar (February 2013 Acquisition) - Series B (3 Bonds)	2013	San Antonio, TX	4/1/2050	9.00%	2,168,196
Avistar at the Oak - Series A (3)	2013	San Antonio, TX	8/1/2050	6.00%	7,777,936
Avistar in 09 - Series A (3)	2013	San Antonio, TX	8/1/2050	6.00%	6,715,948
Avistar on the Hill - Series A (3)	2013	San Antonio, TX	8/1/2050	6.00%	5,373,756
Avistar (June 2013 Acquisition) - Series B (3 Bonds)	2013	San Antonio, TX	9/1/2050	9.00%	1,009,621
Avistar at the Parkway - Series A (4)	2015	San Antonio, TX	5/1/2052	6.00%	13,300,000
Avistar at the Parkway - Series B	2015	San Antonio, TX	6/1/2052	12.00%	125,000
Bella Vista (1)	2006	Gainesville, TX	4/1/2046	6.15%	6,430,000
Bridle Ridge (1)	2008	Greer, SC	1/1/2043	6.00%	7,595,000
Brookstone (1)	2009	Waukegan, IL	5/1/2040	5.45%	9,168,742
Bruton (2)	2014	Dallas, TX	8/1/2054	6.00%	18,145,000
Columbia Gardens (2)	2015	Columbia, SC	12/1/2050	5.50%	15,000,000
Concord at Gulfgate - Series A (2)	2015	Houston, TX	2/1/2032	6.00%	17,060,000
Concord at Gulfgate - Series B	2015	Houston, TX	3/1/2032	12.00%	2,125,000
Concord at Little York - Series A (2)	2015	Houston, TX	2/1/2032	6.00%	12,480,000
Concord at Little York - Series B	2015	Houston, TX	3/1/2032	12.00%	960,000
Concord at Williamcrest - Series A (2)	2015	Houston, TX	2/1/2032	6.00%	18,020,000
Concord at Williamcrest - Series B	2015	Houston, TX	3/1/2032	12.00%	2,800,000
Copper Gate Apartments (3)	2013	Lafayette, IN	12/1/2029	6.25%	5,185,000
Cross Creek (1)	2009	Beaufort, SC	3/1/2049	6.15%	8,343,321
Crossing at 1415 - Series A	2015	San Antonio, TX	12/1/2052	6.00%	7,590,000
Crossing at 1415 - Series B	2015	San Antonio, TX	1/1/2053	12.00%	335,000
Decatur Angle (2)	2014	Fort Worth, TX	1/1/2054	5.75%	23,000,000
Glenview - Series A (4)	2014	Cameron Park, CA	12/1/2031	5.75%	4,670,000
Glenview - Series B	2014	Cameron Park, CA	12/1/2016	8.00%	2,053,000
Greens of Pine Glen - Series A (3)	2012	North Carolina	10/1/2047	6.50%	8,294,000
Greens of Pine Glen - Series B	2012	North Carolina	10/1/2047	9.00%	943,214
Harden Ranch - Series A (3)	2014	Salinas, CA	3/1/2030	5.75%	6,960,000
Heights at 515 - Series A	2015	San Antonio, TX	12/1/2052	6.00%	6,435,000
Heights at 515 - Series B	2015	San Antonio, TX	1/1/2053	12.00%	510,000
Heritage Square - Series A (4)	2014	Edinburg, TX	9/1/2051	6.00%	11,185,000
Heritage Square - Series B	2014	Edinburg, TX	10/1/2051	12.00%	520,000
Lake Forest Apartments (1)	2001	Daytona Beach, FL	12/1/2031	6.25%	8,766,000
Live 929 (2)	2014	Baltimore, MD	7/1/2049	5.78%	40,175,000
Montclair - Series A (4)	2014	Lemoore, CA	12/1/2031	5.75%	2,530,000
Montclair - Series B	2014	Lemoore, CA	12/1/2016	8.00%	928,000
Ohio Bond - Series A (1)	2010	Ohio	6/1/2050	7.00%	14,311,000
Ohio Bond - Series B	2010	Ohio	6/1/2050	10.00%	3,562,190
Pro Nova - 2014A (2)	2014	Knoxville, TN	5/1/2034	6.00%	10,000,000
Pro Nova - 2014B (2)	2014	Knoxville, TN	5/1/2025	5.25%	9,295,000
Renaissance - Series A (4) (5)	2015	Baton Rouge, LA	6/1/2050	6.00%	11,450,959
Runnymede (1)	2007	Austin, TX	10/1/2042	6.00%	10,350,000
Santa Fe - Series A (4)	2014	Hesperia, CA	12/1/2031	5.75%	3,065,000
Santa Fe - Series B	2014	Hesperia, CA	12/1/2016	8.00%	1,671,000
Seasons at Simi Valley - Series A-1	2015	Simi Valley, CA	9/1/2032	5.75%	4,376,000
Seasons at Simi Valley - Series A-2	2015	Simi Valley, CA	9/1/2017	5.50%	1,944,000
Silver Moon - Series A (4)	2015	Albuquerque, NM	8/1/2055	6.00%	7,983,811
Southpark (1)	2009	Austin, TX	12/1/2049	6.13%	13,560,000
Sycamore Walk - Series B-1	2015	Bakersfield, CA	1/1/2033	5.25%	3,632,000
Sycamore Walk - Series B-2	2015	Bakersfield, CA	1/1/2018	5.50%	1,815,000
The Palms at Premier Park (3)	2013	Columbia, SC	1/1/2050	6.25%	20,001,272
Tyler Park Townhomes (3)	2013	Greenfield, CA	1/1/2030	5.75%	6,075,000
Vantage at Judson (4) (5)	2015	San Antonio, TX	1/1/2053	9.00%	26,540,000
Vantage at Harlingen (4) (5)	2015	San Antonio, TX	9/1/2053	9.00%	24,575,000
Westside Village Market (3)	2013	Shafter, CA	1/1/2030	5.75%	3,970,000
Willow Run (2)	2015	Columbia, SC	12/1/2050	5.50%	15,000,000
Woodlynn Village (1)	2008	Maplewood, MN	11/1/2042	6.00%	4,351,000
					$534,745,500

(1) Bonds owned by ATAX TEBS I, LLC, see Note 12

(2) Bond held by Deutsche Bank AG in a secured financing transaction, see Note 12

(3) Bonds owned by ATAX TEBS II, LLC, see Note 12

(4) Bonds owned by ATAX TEBS III, LLC, see Note 12

(5) Bonds were restructured in 2015

Property Name	Year Acquired	Location	Maturity Date	Base Interest Rate	Principal Outstanding at December 31, 2014
Arbors at Hickory Ridge (3)	2012	Memphis, TN	12/1/2049	6.25%	$11,450,000
Ashley Square (1)	1999	Des Moines, IA	12/1/2025	6.25%	5,159,000
Avistar on the Boulevard - Series A (3)	2013	San Antonio, TX	3/1/2050	6.00%	16,525,000
Avistar at Chase Hill - Series A (3)	2013	San Antonio, TX	3/1/2050	6.00%	10,000,000
Avistar at the Crest - Series A (3)	2013	San Antonio, TX	3/1/2050	6.00%	9,700,000
Avistar (February 2013 Acquisition) - Series B (3 Bonds)	2013	San Antonio, TX	4/1/2050	9.00%	2,175,000
Avistar at the Oak - Series A (3)	2013	San Antonio, TX	8/1/2050	6.00%	7,800,000
Avistar in 09 - Series A (3)	2013	San Antonio, TX	8/1/2050	6.00%	6,735,000
Avistar on the Hill - Series A (3)	2013	San Antonio, TX	8/1/2050	6.00%	5,389,000
Avistar (June 2013 Acquisition) - Series B (3 Bonds)	2013	San Antonio, TX	9/1/2050	9.00%	1,011,000
Bella Vista (1)	2006	Gainesville, TX	4/1/2046	6.15%	6,490,000
Bridle Ridge (1)	2008	Greer, SC	1/1/2043	6.00%	7,655,000
Brookstone (1)	2009	Waukegan, IL	5/1/2040	5.45%	9,256,001
Bruton (2)	2014	Dallas, TX	8/1/2054	6.00%	18,145,000
Copper Gate Apartments (3)	2013	Lafayette, IN	12/1/2029	6.25%	5,220,000
Cross Creek	2009	Beaufort, SC	3/1/2049	6.15%	8,422,997
Decatur Angle (2)	2014	Fort Worth, TX	1/1/2054	5.75%	23,000,000
Glenview - Series A	2014	Cameron Park, CA	12/1/2031	5.75%	4,670,000
Glenview - Series B	2014	Cameron Park, CA	12/1/2016	5.50%	2,053,000
Greens of Pine Glen - Series A (3)	2012	North Carolina	10/1/2047	6.50%	8,366,000
Greens of Pine Glen - Series B	2012	North Carolina	10/1/2047	9.00%	945,638
Harden Ranch - Series A (3)	2014	Salinas, CA	3/1/2030	5.75%	6,960,000
Harden Ranch - Series B	2014	Salinas, CA	3/1/2016	5.50%	2,340,000
Heritage Square - Series A	2014	Edinburg, TX	9/1/2051	6.00%	11,185,000
Heritage Square - Series B	2014	Edinburg, TX	10/1/2051	12.00%	520,000
Lake Forest Apartments (1)	2001	Daytona Beach, FL	12/1/2031	6.25%	8,886,000
Live 929 (2)	2014	Baltimore, MD	7/1/2049	5.78%	40,245,000
Montclair - Series A	2014	Lemoore, CA	12/1/2031	5.75%	2,530,000
Montclair - Series B	2014	Lemoore, CA	12/1/2016	5.50%	928,000
Ohio Bond - Series A (1)	2010	Ohio	6/1/2050	7.00%	14,407,000
Ohio Bond - Series B	2010	Ohio	6/1/2050	10.00%	3,573,430
Pro Nova - 2014A	2014	Knoxville, TN	5/1/2034	6.00%	10,000,000
Pro Nova - 2014B	2014	Knoxville, TN	5/1/2025	5.25%	10,000,000
Renaissance - Series A	2013	Baton Rouge, LA	6/1/2050	6.00%	8,550,000
Renaissance - Series B	2013	Baton Rouge, LA	6/1/2050	12.00%	1,250,000
Renaissance - Series C	2013	Baton Rouge, LA	6/1/2015	12.00%	2,875,000
Runnymede (1)	2007	Austin, TX	10/1/2042	6.00%	10,440,000
Santa Fe - Series A	2014	Hesperia, CA	12/1/2031	5.75%	3,065,000
Santa Fe - Series B	2014	Hesperia, CA	12/1/2016	5.50%	1,671,000
Southpark (1)	2009	Austin, TX	12/1/2049	6.13%	13,680,000
The Palms at Premier Park (3)	2013	Columbia, SC	1/1/2050	6.25%	20,152,000
The Suites on Paseo (2)	2013	San Diego, CA	12/1/2048	6.25%	35,450,000
Tyler Park Townhomes - Series A (3)	2013	Greenfield, CA	1/1/2030	5.75%	6,075,000
Tyler Park Townhomes - Series B	2013	Greenfield, CA	1/1/2016	5.50%	2,025,000
Vantage at Judson	2012	San Antonio, TX	1/1/2053	9.00%	6,049,000
Vantage at Harlingen	2013	San Antonio, TX	9/1/2053	9.00%	6,692,000
Westside Village Market - Series A (3)	2013	Shafter, CA	1/1/2030	5.75%	3,970,000
Westside Village Market - Series B	2013	Shafter, CA	1/1/2016	5.50%	1,430,000
Woodlynn Village (1)	2008	Maplewood, MN	11/1/2042	6.00%	4,390,000
					$409,506,066

(1) Bonds owned by ATAX TEBS I, LLC, see Note 12

(2) Bonds held by Deutsche Bank AG in a secured financing transaction, see Note 12

(3) Bonds held by ATAX TEBS II, LLC, see Note 12